INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVENTORY
6.  INVENTORY

As of June 30, 2011 and December 31, 2010, the Company’s inventory consisted of VeraTemp thermometers, Disintegrator Plus® and other finished products including components, assemblies and packaging materials related thereto as follows:

	June 30,	December 31,
	2011	2010

Finished goods	$82,727	$105,091
Work in progress	185,601	95,919
	$268,328	$201,010

5.  INVENTORY

During 2010, the Company established assembly and packaging operations at it Cleveland, Ohio warehouse.  As of December 31, 2010 and 2009, the Company’s inventory consisted of Vera Temp thermometers, Thermofocus thermometers, Disintegrator Plus® and other finished products including components, assemblies and packaging materials related thereto as follows:

	2010	2009

Finished goods	$105,091	$687,147
Work in progress	95,919	-
Reserve for consigned product	-	(166,808)
	$201,010	$520,339

During the second quarter of 2010, the Company began phasing out distribution of the Thermofocus thermometer due in part to falling customer demand and high product costs, and began accepting orders for the new Vera Temp Non-Contact thermometer.  At various points during 2010, the Company determined that the estimated market value of the then remaining thermometer units on-hand had permanently fallen below their carrying cost.  Therefore, during 2010 the Company recorded lower of cost or market adjustments aggregating $256,948 to reduce the thermometer inventory carrying value to estimated net realizable value.  The estimated net realizable value was determined from recent selling prices of the product.

The Company ceased distributing product on a consignment basis in 2009 and entered into a final settlement agreement with a consignment customer in 2010.  As of December 31, 2010 and 2009, inventory reserves for previously consigned product were $0 and $166,808, respectively.  During 2010 and 2009, the Company reversed $166,808 and $163,990, respectively, of its reserve against inventory as this product was either sold and collected, or deemed by management to be permanently lost, damaged or not recoverable.  A summary of changes to the inventory reserve account is as follows:

	Balance,	Additions			Balance,
	Beginning of	Charged to	Charged to		End of
	Year	Cost or Expense	Other Accounts	Deductions	Year
Inventory -
Reserve for inventory lost or damaged
2009	$272,025	$58,773	$-	$(163,990)	$166,808
2010	166,808	-	-	(166,808)	-